Employee benefits (Details 8) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Actuarial (gain)/loss
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ (47,703)	₨ (20,245)	₨ 7,178
Remeasurements of the net defined benefit liability [member]
Actuarial (gain)/loss
- Change in demographic assumptions	(4,967)	146	0
- change in financial assumptions	24,823	(402)	(9,342)
- experience variance	27,747	21,146	2,165
- return on plan assets, excluding amounts recognized in net interest expense/ income	8,179	1,172	1,999
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ 55,782	₨ 22,062	₨ (5,178)